Income tax expense - Relationship between net income before income tax expense and Income tax expense (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before tax		₩ 4,547,570	$ 3,608,610	₩ 3,687,045	₩ 2,001,251
Tax calculated at statutory tax rate	[1]	1,171,389		942,991	514,456
Adjustments to net income
Effect of income that is exempt from taxation		(73,488)		(41,335)	(42,440)
Effect of expenses that are not deductible in determining taxable income		26,793		18,933	19,451
Adjustments recognized in the current period in relation to the current tax of prior periods		(14,088)		3,078	4,914
Others		67,890		1,099	(10,379)
Sub-total		7,107		(18,225)	(28,454)
Income tax expense		₩ 1,178,496	$ 935,166	₩ 924,766	₩ 486,002
Effective tax rate		25.90%	25.90%	25.10%	24.30%
Description of applicable tax rate by taxable income		The applicable income tax rate: % up to 200 million Won in tax basis, 22% over 200 million Won to 20 billion Won, 24.2% over 20 billion Won to 300 billion Won and 27.5% over 300 billion Won.	The applicable income tax rate: % up to 200 million Won in tax basis, 22% over 200 million Won to 20 billion Won, 24.2% over 20 billion Won to 300 billion Won and 27.5% over 300 billion Won.

[1]	The applicable income tax rate: % up to 200 million Won in tax basis, 22% over 200 million Won to 20 billion Won, 24.2% over 20 billion Won to 300 billion Won and 27.5% over 300 billion Won.